Consolidated Statemeents of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Available-for-sale Securities [Member]
Unrealized holding gains/(losses) on available-for-sale securities, tax (provision)/benefit	$ (0.3)	$ (0.3)	$ 0.1
Cash Flow Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	4.3	4.5	6.6
Reclassificaiton adjustment for net losses realized in net earnings for cash flow hedges, tax benefit	4.3	6.1	0.8
Net Investment Hedging [Member]
Unrealized holding gains/(losses) on derivatives, net of tax (provision)/benefit	(0.4)	4.5	4.0
Translation Adjustment Member
Translation adjustment, tax (provision)/benefit	$ (3.3)	$ 0.9	$ (3.2)